BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash	$ 3,693,845	$ 963,649
Short-term investments	0	2,205,000
Trade receivables, less allowance of $55,000 in 2020 and $58,000 in 2019	2,119,213	2,434,718
Inventories	1,644,975	2,180,536
Prepaid expenses and other assets	125,969	906,916
Income taxes receivable	219,451	1,369
Total current assets	7,803,453	8,692,188
PROPERTY, PLANT, AND EQUIPMENT, at cost:
Land and building	9,556,586	9,556,984
Machinery and equipment	5,263,586	5,198,784
Office equipment	1,417,219	1,402,369
Vehicles	245,674	245,674
Property, plant, and equipment, Gross	16,483,065	16,403,811
Less accumulated depreciation	(9,094,702)	(8,487,827)
Total property, plant and equipment at cost, net	7,388,363	7,915,984
PATENTS, less accumulated amortization of $207,399 in 2020 and $181,609 in 2019	243,583	271,369
Total assets	15,435,399	16,879,541
CURRENT LIABILITIES
Current portion of long-term debt	2,688,396	133,287
Accounts payable	459,836	761,641
Accrued compensation	279,755	382,303
Other accrued liabilities	168,066	657,255
Total current liabilities	3,596,053	1,934,486
LONG-TERM LIABILITIES
Long-term debt, less current portion		2,688,357
Total liabilities	3,596,053	4,622,843
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, par value $.10 per share; authorized 250,000 shares; issued none	0	0
Common stock, par value $.10 per share; authorized 4,750,000 shares; issued and outstanding 1,980,694 shares in 2021 and 1,976,354 in 2020	197,635	197,635
Additional paid-in-capital	2,743,930	2,721,962
Retained earnings	8,897,781	9,337,101
Total stockholders' equity	11,839,346	12,256,698
Total liabilities and stockholders' equity	$ 15,435,399	$ 16,879,541